Leases (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Leases
Schedule of Supplemental cash flow information
	Three Months Ended December 31,
	2020	2019
Cash paid for operating lease liabilities	$493	555

Fiscal 2020
Cash paid for operating lease liabilities	$1,946
Right-of-use assets obtained in exchange for new operating lease liabilities	$733

Schedule of Supplemental balance sheet information
December 31, 2020
Weighted average remaining lease term for operating leases	2.5 years
Weighted average discount rate for operating leases	6.0%

Fiscal 2020
Weighted average remaining lease term for operating leases	2.4 years
Weighted average discount rate for operating leases	6.0%

Schedule of undiscounted future minimum lease payments

Remainder of Fiscal 2021	$1,378
Fiscal 2022	1,686
Fiscal 2023	1,159
Fiscal 2024	898
Fiscal 2025	434
Thereafter	108
Less: Imputed interest	(543)
Present value of operating lease liabilities (a)	$5,120

Fiscal 2021	$1,848
Fiscal 2022	1,686
Fiscal 2023	1,159
Fiscal 2024	898
Fiscal 2025	434
Thereafter	108
Less: Imputed interest	(591)
Present value of operating lease liabilities (a)	$5,542

(a) Includes current portion of $1,615 for operating leases.

Disclosures related to periods prior to adoption of ASU 2016-02

The Company adopted ASU 2016-02 using a modified retrospective adoption method at October 1, 2019 as noted in Note 3. As of September 30, 2019, future minimum lease payments due under non-cancelable lease agreements having initial terms in excess of one year, including certain closed offices are as follows:

Fiscal 2020	$1,990
Fiscal 2021	1,597
Fiscal 2022	1,485
Fiscal 2023	1,007
Fiscal 2024	779
Thereafter	427
Total	$7,285